LONG-TERM INVESTMENTS (Schedule of Movement of Investments Accounted Under Equity Method) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
LONG-TERM INVESTMENTS [Abstract]
At beginning of the year
Investment	$ 16.9
Acquired in the Transaction	1.1
Share of losses of equity method investments	(0.6)
Effects of foreign currency translation	(0.3)
At end of the year	$ 17.1